Share Option Schemes - Additional Information (Detail) - CNY (¥)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share options cancelled or modified during the year	¥ 0
Ratio of the share options outstanding under share option schemes to the Company's shares in issue	0.08%	0.15%